FINANCIAL INSTRUMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Derivatives, Fair Value
Asset	$ 3.2	$ 10.0
Liability	4.7	3.8
Foreign exchange contracts | Other current assets
Derivatives, Fair Value
Asset	3.1	10.0
Foreign exchange contracts | Other accrued liabilities
Derivatives, Fair Value
Liability	4.7	2.8
Commodity contracts
Derivatives, Fair Value
Asset	0.1
Commodity contracts | Other accrued liabilities
Derivatives, Fair Value
Liability		0.9
Commodity contracts | Long-term retirement benefits and other liabilities
Derivatives, Fair Value
Liability		$ 0.1